[LOGO] WESTERN & SOUTHERN LIFE



                                      WRITER'S DIRECT DIAL:  513-629-1853
                                             FAX:  513-629-1044
                               E-MAIL:  ELISABETH.DAHL@WESTERNSOUTHERNLIFE.COM



May 3, 2004

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.

Washington, D.C.  20549

Re:      SEC File Nos. 811-09337 and 333-78489

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Columbus Life Insurance Company Separate Account 1 (the "Registrant") hereby certifies
(a) that the form of Prospectus used with respect to the Columbus Life Variable Universal Life Contracts does not differ from that contained in Post-Effective Amendment No. 6 ("Amendment No. 6") to its Registration Statement and (b) that Amendment No. 6 was filed electronically.

Very truly yours,

/s/ Elisabeth Dahl

Elisabeth A. Dahl
Counsel, Securities




THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY o WESTERN-SOUTHERN LIFE
                               ASSURANCE COMPANY

           400 Broadway o Cincinnati, OH o 45202-3341 o 513-629-1800 o
                            www.westernsouthern.com